POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - AMOUNTS EXPECTED TO BE AMORTIZED FROM ACCUMULATED OTHER COMPREHENSIVE INCOME INTO NET PERIODIC BENEFIT COST (DETAILS) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Jun. 30, 2013
Pension Plans, Defined Benefit [Member]
Net actuarial loss	$ 210
Prior service cost (credit)	24
Other Retiree Benefits
Net actuarial loss	118
Prior service cost (credit)	$ (20)